HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042        HV-7969 - State of Iowa Retirement Investors Club 403(b)

Supplement dated February 21, 2012 to your Prospectus

FUND OPENING

INVESCO REAL ESTATE FUND – CLASS INST

Effective March 16, 2012, the Invesco Real Estate Fund Sub-Account will re-open to investors.  All references in the prospectus to the fund being closed are deleted.

The Prospectus is amended to reflect the above change.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.